Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan Disclosure [Line Items]
Matching contribution capped amount	$ 9,000.0
Company's contribution	$ 1.7	$ 1.7
Maximum
Defined Contribution Plan Disclosure [Line Items]
Matching contribution, percentage of salary	6.00%	5.00%
Stakeholder Contribution Plan
Defined Contribution Plan Disclosure [Line Items]
Matching contribution capped amount			$ 0.5
Company's contribution	$ 0.5	$ 0.5	$ 0.3
Stakeholder Contribution Plan | Maximum
Defined Contribution Plan Disclosure [Line Items]
Matching contribution, percentage of salary	5.00%		3.00%